Pension and other post-retirement benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Total benefit costs
Service costs on benefit obligation	SFr 80	SFr 79	SFr 69	SFr 159	SFr 138
Interest costs on benefit obligation	81	80	120	161	240
Expected return on plan assets	(196)	(195)	(181)	(391)	(362)
Amortization of recognized prior service cost/(credit)	(28)	(27)	(22)	(55)	(44)
Amortization of recognized actuarial losses/(gains)	110	111	50	221	100
Net periodic benefit costs	47	48	36	95	72
Settlement losses/(gains)	0	1	0	1	0
Curtailment losses/(gains)	(1)	(1)	(7)	(2)	(10)
Special termination benefits	3	1	4	4	7
Total benefit costs	49	49	33	98	69
PBO
Service costs	80	79	69	159	138
Interest costs	SFr 81	SFr 80	SFr 120	161	SFr 240
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				408
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				SFr 233